PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.0%
Asset-Backed Securities — 11.9%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.198%(c)	04/20/32	1,000	$994,322
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A
—%(p)	04/26/35	1,750	1,750,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32	500	490,032
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	07/20/34	3,000	2,931,459
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.142%(c)	01/17/33	2,500	2,457,787
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34	500	487,795
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.052%(c)	10/30/30	3,460	3,428,836
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.113%(c)	06/20/34	3,250	3,166,092
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34	500	488,666
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
6.268%(c)	07/20/32	2,500	2,472,536
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.032%(c)	04/15/34	2,250	2,190,807
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
5.868%(c)	10/20/29	826	819,501
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34	500	488,054

Total Asset-Backed Securities (cost $22,423,098)			22,165,887
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 6.3%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	$2,667,703
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	3,458,333
Fannie Mae-Aces,
Series 2022-M03, Class A2
1.707%(cc)	11/25/31	4,000	3,251,749
Series 2022-M13, Class A2
2.593%(cc)	06/25/32	2,000	1,756,379
FHLMC Multifamily Structured Pass-Through Certificates,
Series K151, Class A3
3.511%	04/25/30	400	382,140
Series K152, Class A2
3.080%	01/25/31	140	129,885

Total Commercial Mortgage-Backed Securities (cost $13,020,703)			11,646,189
Corporate Bond — 0.4%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	772,396
(cost $883,339)
Residential Mortgage-Backed Securities — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	167	163,765
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)
5.465%(c)	10/25/28	5	4,900
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.193%(cc)	02/25/34	29	26,851

Total Residential Mortgage-Backed Securities (cost $209,128)			195,516
U.S. Government Agency Obligations — 49.0%
Fannie Mae Interest Strips
4.264%(s)	05/15/30	75	54,948
Federal Farm Credit Bank
5.480%	06/27/42	500	494,754
Federal Home Loan Bank
4.250%	09/10/32	210	211,438
5.500%	07/15/36	1,000	1,151,926
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	424	333,693
2.000%	01/01/32	115	106,156
2.000%	12/01/50	1,757	1,457,650
2.000%	05/01/51	467	386,781
2.500%	03/01/30	188	178,893
2.500%	11/01/46	252	221,532
2.500%	04/01/51	2,566	2,215,738
A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/01/29	139	$133,407
3.000%	01/01/37	265	248,868
3.000%	06/01/45	143	131,868
3.000%	01/01/48	211	192,210
3.000%	10/01/49	73	65,709
3.000%	04/01/52	492	441,366
3.000%	05/01/52	754	676,741
3.000%	06/01/52	481	431,931
3.500%	12/01/32	233	226,908
3.500%	07/01/42	228	217,414
3.500%	10/01/42	401	383,088
3.500%	08/01/43	447	426,612
3.500%	09/01/45	152	143,788
3.500%	10/01/45	134	126,419
3.500%	02/01/47	176	166,812
3.500%	07/01/47	270	255,992
3.500%	03/01/48	351	331,044
3.500%	02/01/52	983	913,614
3.500%	08/01/52	493	458,154
4.000%	06/01/26	10	10,438
4.000%	09/01/26	42	42,201
4.000%	11/01/37	576	567,529
4.000%	09/01/40	120	117,580
4.000%	12/01/40	130	127,746
4.000%	12/01/40	153	149,712
4.000%	11/01/43	293	286,995
4.000%	09/01/48	6	5,558
4.000%	05/01/52	486	464,750
4.500%	09/01/39	486	489,766
4.500%	08/01/48	131	130,383
4.500%	08/01/52	528	516,952
5.000%	06/01/33	122	124,570
5.000%	05/01/34	69	70,031
5.000%	09/01/52	979	976,365
5.500%	05/01/37	23	24,201
5.500%	02/01/38	77	80,300
5.500%	05/01/38	33	34,712
5.500%	10/01/52	529	534,430
5.500%	01/01/53	466	470,343
6.000%	09/01/34	40	40,619
6.000%	01/01/37	31	31,724
6.000%	09/01/38	23	23,692
6.000%	08/01/39	28	29,052
6.250%	07/15/32	2,275	2,711,163
6.500%	09/01/32	11	11,459
6.750%	03/15/31	210	251,650
Federal Home Loan Mortgage Corp., MTN
1.899%(s)	11/15/38	600	299,354
Federal National Mortgage Assoc.
0.875%	08/05/30	390	317,864
1.500%	11/01/50	1,308	1,030,153
1.500%	12/01/50	833	654,686
2.000%	08/01/31	118	108,367
2.000%	05/01/36	771	695,208
2.000%	06/01/40	321	276,722
2.000%	07/01/40	342	295,822
2.000%	02/01/41	1,558	1,331,156
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	05/01/41	1,869	$1,615,674
2.000%	09/01/50	2,376	1,971,568
2.000%	10/01/50	1,536	1,275,559
2.000%	12/01/50	389	323,100
2.000%	02/01/51(k)	3,475	2,881,463
2.000%	05/01/51	1,947	1,613,561
2.500%	06/01/28	608	583,379
2.500%	05/01/41	983	876,781
2.500%	02/01/43	94	82,114
2.500%	12/01/46	329	288,459
2.500%	01/01/50	668	578,526
2.500%	03/01/50	207	179,597
2.500%	05/01/50	903	781,109
2.500%	08/01/50	2,066	1,785,090
2.500%	09/01/50	1,542	1,354,246
2.500%	10/01/50	2,326	2,009,746
2.500%	04/01/51	1,053	921,479
2.500%	04/01/51	1,572	1,355,475
2.500%	11/01/51	953	822,496
2.500%	04/01/52	469	404,162
2.500%	05/01/52	945	819,749
3.000%	02/01/31	259	247,429
3.000%	11/01/36	208	194,760
3.000%	03/01/43	355	327,033
3.000%	07/01/43	437	402,926
3.000%	07/01/43	583	537,578
3.000%	09/01/46	301	275,612
3.000%	11/01/46	138	126,453
3.000%	11/01/46	181	166,399
3.000%	11/01/46	770	704,560
3.000%	12/01/47	412	381,069
3.000%	02/01/50	171	154,906
3.000%	06/01/50	291	262,853
3.000%	11/01/51	919	826,724
3.000%	04/01/52	477	427,957
3.000%	04/01/52	478	429,429
3.000%	04/01/52	662	594,898
3.000%	04/01/52	954	856,856
3.000%	04/01/52	961	862,662
3.000%	04/01/52	963	872,542
3.500%	TBA	500	464,590
3.500%	07/01/31	322	312,612
3.500%	02/01/33	58	56,343
3.500%	06/01/39	126	120,792
3.500%	04/01/42	211	201,182
3.500%	06/01/42	305	291,065
3.500%	07/01/42	162	155,027
3.500%	07/01/42	398	380,086
3.500%	06/01/45	527	497,943
3.500%	07/01/46	173	163,801
3.500%	12/01/46	158	148,761
3.500%	12/01/46	393	375,144
3.500%	11/01/48	283	266,919
3.500%	09/01/51	497	462,609
4.000%	07/01/37	364	358,677
4.000%	09/01/40	492	481,689
4.000%	06/01/42	303	296,955

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	09/01/44	191	$186,340
4.000%	09/01/44	350	341,193
4.000%	04/01/45	178	173,475
4.000%	07/01/45	127	123,695
4.000%	10/01/45	219	213,113
4.000%	10/01/46	67	65,517
4.000%	02/01/47	60	58,144
4.000%	06/01/47	106	103,542
4.000%	07/01/47	111	107,915
4.000%	10/01/47	346	336,818
4.000%	11/01/47	88	85,332
4.000%	11/01/47	121	118,289
4.000%	05/01/52	966	924,011
4.500%	TBA	1,000	979,796
4.500%	05/01/40	455	453,356
4.500%	04/01/42	301	302,377
4.500%	07/01/52	982	962,532
4.500%	01/01/53	425	416,726
5.000%	12/01/31	21	20,561
5.000%	03/01/34	143	145,872
5.000%	06/01/35	61	61,855
5.000%	07/01/35	31	31,506
5.000%	05/01/36	40	41,189
5.000%	07/01/52	479	477,388
5.500%	02/01/34	92	94,746
5.500%	09/01/34	98	100,978
5.500%	02/01/35	101	102,537
5.500%	06/01/35	30	30,535
5.500%	06/01/35	51	51,875
5.500%	09/01/35	29	29,604
5.500%	09/01/35	62	63,032
5.500%	10/01/35	102	103,279
5.500%	11/01/35	40	39,923
5.500%	11/01/35	53	53,391
5.500%	11/01/35	210	216,865
6.000%	12/01/33	8	8,435
6.000%	02/01/34	51	53,119
6.000%	08/01/34	—(r)	189
6.000%	11/01/34	—(r)	249
6.000%	01/01/35	2	2,520
6.000%	01/01/36	52	52,603
6.000%	05/01/38	19	19,765
6.500%	07/01/32	84	87,982
6.500%	08/01/32	44	45,600
6.500%	10/01/32	100	104,663
6.500%	10/01/37	73	76,118
6.625%	11/15/30	2,620	3,104,843
7.000%	12/01/31	23	23,495
7.000%	01/01/36	12	12,857
8.000%	10/01/23	—(r)	7
8.000%	09/01/24	—(r)	289
8.000%	11/01/24	—(r)	390
9.000%	02/01/25	2	1,639
9.000%	04/01/25	1	615
Government National Mortgage Assoc.
2.000%	09/20/51	312	265,446
2.500%	12/20/46	88	78,328
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	05/20/51	392	$345,652
2.500%	08/20/51	1,474	1,297,164
3.000%	03/15/45	360	331,922
3.000%	07/20/46	351	325,617
3.000%	09/20/46	378	350,225
3.000%	10/20/46	95	88,022
3.000%	04/20/47	442	408,426
3.000%	12/20/48	285	262,681
3.000%	04/20/49	270	249,034
3.000%	07/20/49	70	64,430
3.000%	12/20/49	295	271,485
3.000%	09/20/51	1,030	941,252
3.500%	TBA	500	468,730
3.500%	01/20/43	422	403,034
3.500%	04/20/43	199	190,406
3.500%	03/20/45	247	234,972
3.500%	04/20/45	198	188,827
3.500%	04/20/46	331	315,082
3.500%	07/20/46	482	458,524
3.500%	07/20/48	398	378,266
3.500%	11/20/48	104	98,230
3.500%	01/20/49	183	174,039
3.500%	05/20/49	345	326,625
4.000%	06/15/40	63	60,786
4.000%	08/20/46	201	195,602
4.000%	11/20/46	120	117,522
4.000%	09/20/47	160	156,435
4.000%	06/20/48	246	238,604
4.000%	02/20/49	221	214,521
4.500%	02/20/41	191	193,752
4.500%	03/20/41	162	164,522
4.500%	06/20/44	123	124,035
4.500%	09/20/46	144	142,940
4.500%	11/20/46	249	251,472
4.500%	01/20/47	32	32,184
4.500%	05/20/52	518	510,799
5.000%	07/15/33	61	63,280
5.000%	09/15/33	107	111,526
5.000%	04/15/34	66	67,295
5.000%	10/20/48	45	46,124
5.500%	03/15/34	109	112,550
5.500%	03/15/36	31	32,531
6.500%	07/15/32	8	7,927
6.500%	08/15/32	1	1,369
6.500%	08/15/32	3	2,794
6.500%	08/15/32	9	9,463
6.500%	08/15/32	43	44,882
7.000%	06/15/23	—(r)	3
7.000%	06/15/23	—(r)	45
7.000%	06/15/23	—(r)	51
7.000%	07/15/23	1	984
7.000%	08/15/23	—(r)	4
7.000%	08/15/23	—(r)	242
7.000%	09/15/23	—(r)	154
7.000%	10/15/23	—(r)	54
7.000%	11/15/23	—(r)	229
7.000%	11/15/23	1	674

A3

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.000%	01/15/24	1	$1,372
7.000%	05/15/24	2	1,946
7.000%	08/15/28	14	14,966
7.500%	12/15/25	11	10,708
7.500%	02/15/26	3	2,548
8.500%	09/15/24	10	10,310
8.500%	04/15/25	1	719
Resolution Funding Corp. Interest Strips, Bonds
2.895%(s)	01/15/30	350	265,462
3.555%(s)	04/15/30	675	506,227
Resolution Funding Corp. Principal Strips, Bonds
3.143%(s)	04/15/30	2,305	1,733,430
3.596%(s)	01/15/30	2,290	1,744,359
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	302,080
1.500%	09/15/31	500	407,553
5.880%	04/01/36	230	264,400
7.125%	05/01/30	530	629,875
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A
2.875%	02/01/27	175	168,022
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E
6.750%	11/01/25	510	541,885

Total U.S. Government Agency Obligations (cost $100,156,683)			91,569,202
U.S. Treasury Obligations — 31.3%
U.S. Treasury Bonds
1.250%	05/15/50	370	215,178
1.375%	11/15/40	6,870	4,727,419
2.000%	11/15/41	830	626,131
2.250%	05/15/41(k)	23,535	18,691,938
2.250%	08/15/49	385	289,412
2.375%	02/15/42	245	196,957
2.375%	11/15/49	12,265	9,476,629
2.500%	02/15/46	60	47,644
2.875%	05/15/43(k)	1,515	1,307,634
3.000%	02/15/49	260	227,581
3.625%	08/15/43	45	43,657
3.750%	11/15/43	3,645	3,597,729
4.000%	11/15/42	80	82,175
U.S. Treasury Notes
3.500%	02/15/33	705	706,212
3.625%	03/31/28	70	70,126
4.000%	02/29/28	150	152,730
4.000%	02/28/30	1,610	1,653,017
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29	15	11,834
1.450%(s)	08/15/42	60	27,865
1.463%(s)	11/15/42	155	71,088
1.488%(s)	11/15/41	730	350,999
1.775%(s)	02/15/40	535	279,433
1.982%(s)	08/15/39	2,120	1,131,964
1.990%(s)	02/15/39	2,825	1,541,722
2.010%(s)	08/15/30	941	722,254
2.056%(s)	11/15/38	220	121,284
2.172%(s)	02/15/28	530	444,579
2.208%(s)	05/15/39	560	302,050
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.353%(s)	02/15/44	440	$191,727
2.365%(s)	05/15/44	2,790	1,204,495
2.402%(s)	05/15/41	1,995	983,161
2.415%(s)	11/15/40	525	264,817
2.416%(s)	05/15/42	80	37,563
2.434%(s)	11/15/45	345	141,167
2.436%(s)	02/15/46	390	158,087
2.443%(s)	08/15/44	210	89,660
2.452%(s)	08/15/43	1,145	511,090
2.486%(s)	02/15/45	150	62,965
2.506%(s)	11/15/43	4,315	1,902,477
2.513%(s)	08/15/41	2,740	1,331,576
2.857%(s)	05/15/31	33	24,692
3.176%(s)	08/15/40	800	408,313
3.215%(s)	02/15/41	475	236,702
3.812%(s)	05/15/38	3,315	1,865,723
3.979%(s)	02/15/42	3,945	1,874,954

Total U.S. Treasury Obligations (cost $69,419,107)			58,406,410

Total Long-Term Investments (cost $206,112,058)			184,755,600

	Shares
Short-Term Investments — 8.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	4,987,745	4,987,745
PGIM Institutional Money Market Fund (cost $10,555,567; includes $10,528,575 of cash collateral for securities on loan)(b)(wa)	10,557,775	10,552,495

Total Short-Term Investments (cost $15,543,312)		15,540,240

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.3% (cost $221,655,370)		200,295,840
Options Written*~ — (0.0)%
(premiums received $4,922)		(4)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.3% (cost $221,650,448)		200,295,836

Liabilities in excess of other assets(z) — (7.3)%		(13,550,417)

Net Assets — 100.0%		$186,745,419

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CGM	Citigroup Global Markets, Inc.

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PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,415,548; cash collateral of $10,528,575 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Put	CGM	04/06/23	$99.16		—		1,000	$(4)
(premiums received $4,922)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
100	2 Year U.S. Treasury Notes	Jun. 2023	$20,645,313	$208,653
10	3 Month CME SOFR	Jun. 2023	2,378,188	7,294
284	5 Year U.S. Treasury Notes	Jun. 2023	31,100,218	440,218
289	10 Year U.S. Treasury Notes	Jun. 2023	33,212,423	851,891
				1,508,056
Short Positions:
137	10 Year U.S. Ultra Treasury Notes	Jun. 2023	16,596,266	(531,604)
402	20 Year U.S. Treasury Bonds	Jun. 2023	52,724,813	(2,125,246)
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	705,625	6,563
				(2,650,287)
				$(1,142,231)
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,908	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	$—	$29,192	$29,192
A5

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,332	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	$—	$42,970	$42,970
				$—	$72,162	$72,162

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6